NOTICE OF DISTRIBUTION OF UNDERLYING FUND ANNUAL REPORTS
TO: FROM: DATE: RE:	U. S. Securities and Exchange Commission Nationwide Life Insurance Company ("Nationwide") April 7, 2023 Jefferson National Life of New York Annuity Account 1 ("Registrant") File No. 811-22994
Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the annual reports for the following underlying mutual funds for the period ended December 31, 2022, have been distributed to contract owners.
Some of the underlying mutual funds included in each Fund Company’s annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.
Fund	CIK Number
Advisors Preferred Trust - Gold Bullion Strategy Portfolio	0001556505
Alger Capital Appreciation Portfolio: Class I-2 Shares	0000832566
Alger Large Cap Growth Portfolio: Class I-2 Shares	0000832566
Alger Mid Cap Growth Portfolio: Class I-2 Shares	0000832566
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B	0000825316
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2	0001081402
Allspring Variable Trust - VT Opportunity Fund: Class 2	0001081402
ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III	0001382990
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III	0001382990
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II	0001382990
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II	0001382990
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II	0001382990
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II	0001382990
ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II	0001382990
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	0001124155
Home Office: 10350 Ormsby Park PlaceJefferson National Life Insurance Company
Louisville, Kentucky 40223Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I	0000814680
American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4	0000729528
American Funds Insurance Series(R) - American High-Income Trust: Class 4	0000729528
American Funds Insurance Series(R) - Asset Allocation Fund: Class 4	0000729528
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4	0000729528
American Funds Insurance Series(R) - Capital World Bond Fund: Class 4	0000729528
American Funds Insurance Series(R) - Capital World Growth & Income Fund: Class 4	0000729528
American Funds Insurance Series(R) - Global Growth Fund: Class 4	0000729528
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4	0000729528
American Funds Insurance Series(R) - Growth Fund: Class 4	0000729528
American Funds Insurance Series(R) - Growth-Income Fund: Class 4	0000729528
American Funds Insurance Series(R) - International Fund: Class 4	0000729528
American Funds Insurance Series(R) - International Growth & Income Fund: Class 4	0000729528
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2	0000729528
American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2	0000729528
American Funds Insurance Series(R) - New World Fund: Class 4	0000729528
American Funds Insurance Series(R) - The Bond Fund of America: Class 4	0000729528
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4	0000729528
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4	0000729528
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	0001738072
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	0001738072
BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III (Liq. 04/28/23)	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III	0000355916
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
BNY Mellon Stock Index Fund, Inc.: Initial Shares	0000846800
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F	0000743773
Home Office: 10350 Ormsby Park PlaceJefferson National Life Insurance Company
Louisville, Kentucky 40223Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2	0000815425
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2	0001413032
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1	0001413032
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1	0001413032
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1	0000941568
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	0000814230
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class	0000355437
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class	0000355437
DFA Investment Dimensions Group Inc. - VA International Small Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VA International Value Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio	0000355437
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	0001121746
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares	0000912577
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares	0000912577
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2	0000720318
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Freedom Income Fund Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2	0000356494
Home Office: 10350 Ormsby Park PlaceJefferson National Life Insurance Company
Louisville, Kentucky 40223Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2	0000720318
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2	0000927384
First Eagle Variable Funds - Overseas Variable Fund	0001000249
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2	0000837274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares	0001046292
Guggenheim Variable Funds Trust - Series E (Total Return Bond)	0000217087
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)	0000217087
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)	0000217087
Guggenheim Variable Funds Trust - Series P (High Yield Series)	0000217087
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)	0000217087
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)	0000217087
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Comstock Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Core Equity Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares	0000896435
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Global Fund: Series II	0000896435
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Global Strategic Income Fund: Series II	0000896435
Invesco - Invesco V.I. Government Money Market Fund - Series I Shares	0000896435
Invesco - Invesco V.I. Government Securities Fund: Series I Shares	0000778536
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Health Care Fund: Series I Shares	0000896435
Invesco - Invesco V.I. High Yield Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Main Street Fund: Series II	0000896435
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Technology Fund: Series I Shares	0000896435
Invesco Oppenheimer V.I. International Growth Fund: Series II	0000896435
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	0000810016
Home Office: 10350 Ormsby Park PlaceJefferson National Life Insurance Company
Louisville, Kentucky 40223Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	0000810016
Janus Aspen Series - Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio: Service Shares (Liq. 05/01/23)	0000906185
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares	0000906185
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares	0000906185
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares	0000906185
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares	0000906185
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares	0000906185
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares	0000906185
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares	0000906185
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares	0000906185
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV	0000756913
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (Liq. 04/25/23)	0000909221
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (Liq. 04/25/23)	0000909221
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	0001033669
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi Asset Portfolio: Service Shares	0001033669
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares	0001033669
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares	0001033669
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II	0001176343
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I	0001047909
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC	0000855396
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class	0000887340
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class	0000918571
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class	0000719269
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	0000353905
Home Office: 10350 Ormsby Park PlaceJefferson National Life Insurance Company
Louisville, Kentucky 40223Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	0000353905
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	0000353905
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P	0000353905
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y	0000353905
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares	0000736913
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares	0000736913
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	0000736913
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	0000736913
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares	0000736913
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2	0001352621
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1	0001352621
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1	0001352621
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2	0001352621
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2	0001352621
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2	0001352621
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2	0001352621
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2	0001352621
Home Office: 10350 Ormsby Park PlaceJefferson National Life Insurance Company
Louisville, Kentucky 40223Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 2	0001352621
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 2	0001352621
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2	0001352621
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Adminis- trative Class	0001047304
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Adminis- trative Class	0001047304
PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	0001047304
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II	0000930709
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II	0000930709
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	0000930709
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	0000930709
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II	0000930709
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II	0000930709
ProFund Access VP High Yield Fund	0001039803
ProFund VP Asia 30	0001039803
ProFund VP Banks	0001039803
ProFund VP Basic Materials	0001039803
ProFund VP Bear	0001039803
ProFund VP Biotechnology	0001039803
ProFund VP Bull	0001039803
ProFund VP Consumer Goods	0001039803
ProFund VP Consumer Services	0001039803
ProFund VP Emerging Markets	0001039803
ProFund VP Europe 30	0001039803
ProFund VP Falling US Dollar	0001039803
ProFund VP Financials	0001039803
ProFund VP Government Money Market	0001039803
ProFund VP Health Care	0001039803
ProFund VP Industrials	0001039803
ProFund VP International	0001039803
ProFund VP Internet	0001039803
ProFund VP Japan	0001039803
Home Office: 10350 Ormsby Park PlaceJefferson National Life Insurance Company
Louisville, Kentucky 40223Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies

ProFund VP Large-Cap Growth	0001039803
ProFund VP Large-Cap Value	0001039803
ProFund VP Mid-Cap	0001039803
ProFund VP Mid-Cap Growth	0001039803
ProFund VP Mid-Cap Value	0001039803
ProFund VP NASDAQ-100	0001039803
ProFund VP Oil & Gas	0001039803
ProFund VP Pharmaceuticals	0001039803
ProFund VP Precious Metals	0001039803
ProFund VP Real Estate	0001039803
ProFund VP Rising Rates Opportunity	0001039803
ProFund VP Semiconductor	0001039803
ProFund VP Short Emerging Markets	0001039803
ProFund VP Short International	0001039803
ProFund VP Short Mid-Cap	0001039803
ProFund VP Short NASDAQ-100	0001039803
ProFund VP Short Small-Cap	0001039803
ProFund VP Small-Cap	0001039803
ProFund VP Small-Cap Growth	0001039803
ProFund VP Small-Cap Value	0001039803
ProFund VP Technology	0001039803
ProFund VP Telecommunications	0001039803
ProFund VP U.S. Government Plus	0001039803
ProFund VP UltraBull	0001039803
ProFund VP UltraMid-Cap	0001039803
ProFund VP UltraNASDAQ-100	0001039803
ProFund VP UltraShort NASDAQ-100	0001039803
ProFund VP UltraSmall-Cap	0001039803
ProFund VP Utilities	0001039803
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Income Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT International Value Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB (Liq. 04/21/23)	0000822671
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	0000822671
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class	0001006387
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class	0001006387
Rydex Variable Trust - Banking Fund	0001064046
Rydex Variable Trust - Basic Materials Fund	0001064046
Rydex Variable Trust - Biotechnology Fund	0001064046
Rydex Variable Trust - Commodities Strategy Fund	0001064046
Rydex Variable Trust - Consumer Products Fund	0001064046
Rydex Variable Trust - Dow 2x Strategy Fund	0001064046
Rydex Variable Trust - Electronics Fund	0001064046
Rydex Variable Trust - Energy Fund	0001064046
Rydex Variable Trust - Energy Services Fund	0001064046
Rydex Variable Trust - Europe 1.25x Strategy Fund	0001064046
Rydex Variable Trust - Financial Services Fund	0001064046
Rydex Variable Trust - Global Managed Futures Fund	0001064046
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund	0001064046
Rydex Variable Trust - Guggenheim Long Short Equity Fund	0001064046
Rydex Variable Trust - Health Care Fund	0001064046
Home Office: 10350 Ormsby Park PlaceJefferson National Life Insurance Company
Louisville, Kentucky 40223Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies

Rydex Variable Trust - High Yield Strategy Fund	0001064046
Rydex Variable Trust - Internet Fund	0001064046
Rydex Variable Trust - Inverse Dow 2x Strategy Fund	0001064046
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund	0001064046
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund	0001064046
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund	0001064046
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund	0001064046
Rydex Variable Trust - Inverse S&P 500 Strategy Fund	0001064046
Rydex Variable Trust - Japan 2x Strategy Fund	0001064046
Rydex Variable Trust - Leisure Fund	0001064046
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund	0001064046
Rydex Variable Trust - Multi-Hedge Strategies Fund	0001064046
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund	0001064046
Rydex Variable Trust - NASDAQ-100(R) Fund	0001064046
Rydex Variable Trust - Nova Fund	0001064046
Rydex Variable Trust - Precious Metals Fund	0001064046
Rydex Variable Trust - Real Estate Fund	0001064046
Rydex Variable Trust - Retailing Fund	0001064046
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund	0001064046
Rydex Variable Trust - Russell 2000(R) 2x Strategy Fund	0001064046
Rydex Variable Trust - S&P 500 2x Strategy Fund	0001064046
Rydex Variable Trust - S&P 500 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P 500 Pure Value Fund	0001064046
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund	0001064046
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund	0001064046
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund	0001064046
Rydex Variable Trust - Technology Fund	0001064046
Rydex Variable Trust - Telecommunications Fund	0001064046
Rydex Variable Trust - Transportation Fund	0001064046
Rydex Variable Trust - Utilities Fund	0001064046
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund	0001064046
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II	0000918294
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II	0000920467
The Merger Fund VL - The Merger Fund VL	0001208133
Third Avenue Variable Series Trust - Third Avenue Value Portfolio	0001089107
Timothy Plan - Timothy Conservative Growth VS Fund (Liq. 04/17/23)	0000916490
Timothy Plan - Timothy Strategic Growth VS Fund (Liq. 04/17/23)	0000916490
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I	0001552947
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N	0001552947
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class	0000811976
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	0000811976
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S	0000811976
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	0000811976
Vanguard Variable Insurance Fund - Balanced Portfolio	0000857490
Vanguard Variable Insurance Fund - Capital Growth Portfolio	0000857490
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio	0000857490
Vanguard Variable Insurance Fund - Diversified Value Portfolio	0000857490
Vanguard Variable Insurance Fund - Equity Income Portfolio	0000857490
Vanguard Variable Insurance Fund - Equity Index Portfolio	0000857490
Home Office: 10350 Ormsby Park PlaceJefferson National Life Insurance Company
Louisville, Kentucky 40223Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies

Vanguard Variable Insurance Fund - Global Bond Index Portfolio	0000857490
Vanguard Variable Insurance Fund - Growth Portfolio	0000857490
Vanguard Variable Insurance Fund - High Yield Bond Portfolio	0000857490
Vanguard Variable Insurance Fund - International Portfolio	0000857490
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio	0000857490
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio	0000857490
Vanguard Variable Insurance Fund - Real Estate Index Portfolio	0000857490
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio	0000857490
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	0000857490
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	0000857490
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio	0000857490
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio	0000857490
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A	0000792359
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A	0000792359
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A	0000792359
Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at nfscomp@nationwide.com.
Thank you.
Home Office: 10350 Ormsby Park PlaceJefferson National Life Insurance Company
Louisville, Kentucky 40223Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies